Earnings per share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Earnings per share [abstract]
Profit attributable to ordinary shareholders of the parent company	$ 7,173	$ 2,684	$ 6,999
Weighted average number of ordinary shares outstanding (in shares)	19,998	20,027	19,916
Effect of dilutive potential ordinary shares (in shares)	86	104	90
Adjusted weighted average number of ordinary shares outstanding (in shares)	20,084	20,131	20,006
Basic earnings per share (in dollars per share)	$ 0.36	$ 0.13	$ 0.35
Diluted earnings per share (in dollars per share)	$ 0.36	$ 0.13	$ 0.35